MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-        MARKETABLE SECURITIES

The Company invests in US Government treasuries and equity marketable securities, which are classified as available-for-sale. The following is a summary of the Company's investment in marketable securities:

	December 31, 2017				December 31, 2016
		Gross unrealized	Gross unrealized	Fair		Gross unrealized	Gross unrealized	Fair
	Cost	gains	Losses	value	Cost	gains	losses	value
Available-for-sale:

Equity securities	$244	$317	$-	$561	$491	$420	$-	$911

	$244	$317	$-	$561	$491	$420	$-	$911